Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 12,122	¥ 12,730	¥ 12,970
Addition- charged to income	2,180	878	1,235
Deduction bad debts written off	(1,745)	(2,236)	(4,173)
Translation adjustments and other	(480)	750	2,698
Balance at end of period	12,077	12,122	12,730
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	6,276	7,323	6,908
Addition- charged to income	55	154	212
Deduction bad debts written off	(1,343)	(1,171)	(1,278)
Translation adjustments and other	(2,110)	(30)	1,481
Balance at end of period	¥ 2,878	¥ 6,276	¥ 7,323